Expense Example - FidelityContrafund-RetailPRO - FidelityContrafund-RetailPRO - Fidelity Contrafund - Fidelity Contrafund	Mar. 01, 2023 USD ($)
Expense Example:
1 year	$ 56
3 years	176
5 years	307
10 years	$ 689